Financial Instruments and Financial Risk Management (Tables)	3 Months Ended
Mar. 31, 2020
Warrant Liability
Disclosure of Fair Value Measurement of Assets

Financial assets and liabilities as at March 31, 2020 and December 31, 2019 are presented below.

March 31, 2020	Financial assets at amortized cost	Financial liabilities at FVTPL	Financial liabilities at amortized cost	Total
	$	$	$	$
Cash and cash equivalents	9,182	—	—	9,182
Trade and other receivables	336	—	—	336
Restricted cash	358	—	—	358
Payables and accrued liabilities	—	—	1,656	1,656
Lease liabilities	—	—	360	360
Warrant liability	—	2,110	—	2,110
	9,876	2,110	2,016	5,750

December 31, 2019	Financial assets at amortized cost	Financial liabilities at FVTPL	Financial liabilities at amortized cost	Total
	$	$	$	$
Cash and cash equivalents	7,838	—	—	7,838
Trade and other receivables	404	—	—	404
Restricted cash equivalents	364	—	—	364
Payables and accrued liabilities	—	—	2,148	2,148
Lease liabilities	—	—	903	903
Warrant liability	—	2,255	—	2,255
	8,606	2,255	3,051	3,300